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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen U.S. Government Fund, for the six months ended October 31, 2008. This series has April 30 fiscal year end.

Date of reporting period:   October 31, 2008

Item 1 - Reports to Stockholders.

Evergreen U.S. Government Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	STATEMENT OF CASH FLOWS
24	NOTES TO FINANCIAL STATEMENTS
33	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Fund for the six-month period ended October 31, 2008 (the “period”).

World capital markets experienced unprecedented volatility in the final weeks of the period. Further evidence of deteriorating conditions in the global economy combined with uncertainty about government policy responses to cause stock and corporate bond valuations to plummet in both domestic and foreign markets. During October 2008, the final month of the period, the U.S. equity market experienced its worst one-month loss in more than 20 years, with the S&P 500® Index dropping by almost 17%. High yield corporate bonds performed almost as poorly. In contrast, U.S. Treasuries gathered strength, as safety-conscious investors appeared willing to accept yields that sometimes fell below 1%. The flight to quality extended to capital markets beyond the United States. Foreign sovereign government securities in industrialized nations held up relatively well, but international stock indexes declined by as much as 20% during October 2008 and the values of emerging market debt and foreign high yield corporate bonds also sank. Signs of global recession, meanwhile, continued to pressure commodities, while the prices of gold and the U.S. dollar strengthened.

Economic news grew steadily worse during the period, prompting major governments and central banks to search for new ways to intervene to re-stimulate growth. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product (“GDP”) fell by 0.5%, with consumer spending recording its greatest drop in three decades. News was hardly better overseas. The European Union’s economic analysis bureau reported that the economy of the 15-nation Eurozone slipped into recession during the third quarter of 2008, with GDP falling by 0.2%. Outside of major developed economies, signs of economic slowing appeared in even the fastest-growing economies. In China, the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Even after the period ended, evidence of further economic deterioration only continued. U.S. retail sales plummeted and durable goods orders sank, while new unemployment claims reached a 16-year high in mid-November 2008. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added liquidity into the markets. In the U.S., the overnight bank lending rate stood at just 1.00% after the Federal Reserve Board (the “Fed”) slashed the fed funds rate to 1.00%. In November 2008, the federal government provided U.S.-based Citigroup with a second massive

LETTER TO SHAREHOLDERS continued

capital infusion and moved to guarantee the financial services giant against most losses on up to $300 billion in troubled investments. Later, the Fed and the Treasury Department moved to inject more cash into the credit system by announcing plans to buy up to $800 billion in securities backed by mortgages or consumer loans. At the same time, concerns grew about the faltering domestic automotive industry. Against this backdrop, President-elect Barack Obama announced his new economic team and began outlining additional plans to revive the U.S. economy.

During a volatile and challenging period in the capital markets, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Institutional Mortgage Portfolio focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully-diversified strategies in order to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of October 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers† :

Christopher Y. Kauffman, CFA; Todd C. Kuimjian, CFA; Richard Applebach, CFA; Karen DiMeglio

†

Effective September 5, 2008, Mr. Kauffman and Mr. Kuimjian replaced Lisa Brown-Premo as lead portfolio managers of the fund. Also effective September 5, 2008, Mr. Applebach became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

Class inception date	Class A 1/11/1993	Class B 1/11/1993	Class C 9/2/1994	Class I 9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

6-month return with sales charge	-10.51%	-11.01%	-7.32%	N/A

6-month return w/o sales charge	-6.05%	-6.40%	-6.40%	-5.93%

Average annual return*

1-year with sales charge	-7.86%	-8.59%	-4.88%	N/A

1-year w/o sales charge	-3.24%	-3.95%	-3.95%	-2.99%

5-year	1.19%	1.10%	1.45%	2.46%

10-year	3.22%	2.96%	2.96%	4.00%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Barclays Capital Intermediate Government Index (BCITGBI) and the Consumer Price Index (CPI).

The BCITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of October 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$939.53	$4.25
Class B	$1,000.00	$935.98	$7.91
Class C	$1,000.00	$935.98	$7.95
Class I	$1,000.00	$940.74	$3.03
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.82	$4.43
Class B	$1,000.00	$1,017.04	$8.24
Class C	$1,000.00	$1,016.99	$8.29
Class I	$1,000.00	$1,022.08	$3.16

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.62% for Class B, 1.63% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.02	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.19	0.46	0.44	0.32 [1]	0.24 [1]	0.19 [1]
Net realized and unrealized gains or losses on investments	(0.78)	0.06	0.17	(0.24)	0.19	(0.16)

Total from investment operations	(0.59)	0.52	0.61	0.08	0.43	0.03

Distributions to shareholders from
Net investment income	(0.19)	(0.47)	(0.45)	(0.36)	(0.30)	(0.29)

Net asset value, end of period	$9.24	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	(6.05)%	5.47%	6.37%	0.82%	4.37%	0.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$177,275	$207,060	$73,875	$77,581	$93,826	$109,172
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%[3]	0.91%	0.95%	0.98%	1.00%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.87%[3]	0.96%	0.99%	0.99%	1.00%	1.01%
Net investment income (loss)	3.91%[3]	4.59%	4.60%	3.18%	2.38%	1.86%
Portfolio turnover rate	24%[4]	377%[4]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.02	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.16	0.38	0.38 [1]	0.24 [1]	0.17 [1]	0.12 [1]
Net realized and unrealized gains or losses on investments	(0.79)	0.07	0.16	(0.23)	0.19	(0.16)

Total from investment operations	(0.63)	0.45	0.54	0.01	0.36	(0.04)

Distributions to shareholders from
Net investment income	(0.15)	(0.40)	(0.38)	(0.29)	(0.23)	(0.22)

Net asset value, end of period	$9.24	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	(6.40)%	4.69%	5.60%	0.12%	3.64%	(0.40)%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,989	$12,201	$12,653	$16,747	$25,452	$37,270
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.62%[3]	1.66%	1.69%	1.69%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.62%[3]	1.66%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	3.15%[3]	3.84%	3.83%	2.45%	1.67%	1.16%
Portfolio turnover rate	24%[4]	377%[4]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.02	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.16	0.38 [1]	0.38 [1]	0.25 [1]	0.17 [1]	0.12 [1]
Net realized and unrealized gains or losses on investments	(0.79)	0.07	0.16	(0.24)	0.19	(0.16)

Total from investment operations	(0.63)	0.45	0.54	0.01	0.36	(0.04)

Distributions to shareholders from
Net investment income	(0.15)	(0.40)	(0.38)	(0.29)	(0.23)	(0.22)

Net asset value, end of period	$9.24	$10.02	$9.97	$9.81	$10.09	$9.96

Total return[2]	(6.40)%	4.69%	5.60%	0.12%	3.64%	(0.40)%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,508	$11,746	$7,669	$7,973	$9,820	$14,207
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%[3]	1.66%	1.69%	1.69%	1.70%	1.71%
Expenses excluding waivers/reimbursements and expense reductions	1.63%[3]	1.66%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	3.09%[3]	3.81%	3.86%	2.47%	1.67%	1.17%
Portfolio turnover rate	24%[4]	377%[4]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.02	$9.97	$9.81	$10.09	$9.96	$10.22

Income from investment operations
Net investment income (loss)	0.20	0.49	0.47	0.35 [1]	0.27 [1]	0.22 [1]
Net realized and unrealized gains or losses on investments	(0.78)	0.06	0.17	(0.24)	0.19	(0.16)

Total from investment operations	(0.58)	0.55	0.64	0.11	0.46	0.06

Distributions to shareholders from
Net investment income	(0.20)	(0.50)	(0.48)	(0.39)	(0.33)	(0.32)

Net asset value, end of period	$9.24	$10.02	$9.97	$9.81	$10.09	$9.96

Total return	(5.93)%	5.74%	6.66%	1.12%	4.68%	0.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$621,706	$733,387	$479,015	$436,890	$436,431	$427,356
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%[2]	0.66%	0.69%	0.69%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.62%[2]	0.66%	0.69%	0.69%	0.70%	0.71%
Net investment income (loss)	4.15%[2]	4.82%	4.88%	3.48%	2.69%	2.15%
Portfolio turnover rate	24%[3]	377%[3]	97%	53%	110%	55%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized
3	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
FNMA:
4.75%, 07/01/2012	$956,062	$962,385
5.08%, 02/01/2016	3,717,473	3,577,495
5.15%, 11/01/2017	4,108,549	3,874,907
5.37%, 12/01/2024	906,835	832,774
5.55%, 05/01/2016	3,300,000	3,240,448
5.63%, 02/01/2018	1,171,367	1,159,560
5.64%, 12/01/2013	3,000,000	3,122,254
5.66%, 12/01/2016	1,732,000	1,769,128
5.67%, 03/01/2016	6,654,662	6,585,047
5.67%, 11/01/2021 ##	6,000,000	5,717,993
5.68%, 08/01/2016-04/01/2021	12,585,113	12,466,703
5.70%, 03/01/2016	1,024,400	1,015,634
5.75%, 05/01/2021	3,862,764	3,710,576
5.79%, 10/01/2017-12/01/2017	3,278,468	3,269,140
5.82%, 12/01/2036	841,446	839,370
5.94%, 10/01/2016	1,586,623	1,588,455
5.95%, 06/01/2024	1,946,972	1,887,355
5.97%, 12/01/2017	1,388,375	1,424,695
5.99%, 09/01/2018	1,733,000	1,742,012
6.07%, 09/01/2013	3,075,288	3,203,343
6.08%, 01/01/2019	5,256,973	5,417,732
6.18%, 06/01/2013	9,330,405	9,754,938
6.32%, 08/01/2012	2,915,497	3,028,504
6.35%, 08/01/2009-10/01/2009	1,014,327	1,017,144
6.65%, 05/01/2016	1,590,040	1,622,700
7.48%, 01/01/2025	1,129,225	1,177,816
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	833,996	859,370

Total Agency Commercial Mortgage-Backed Securities (cost $87,434,668)		84,867,478

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 25.0%
FIXED-RATE 2.8%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	302,731	74,677
Ser. 1758, Class G, 5.50%, 10/15/2009	2,500	2,497
Ser. 1807, Class C, 6.00%, 12/15/2008	4,795	4,796
Ser. 2043, Class ZP, 6.50%, 04/15/2028	496,335	509,941
Ser. 2046, Class G, 6.50%, 04/15/2028	283,157	289,645
Ser. 2058, Class TE, 6.50%, 05/15/2028	290,624	297,752
Ser. 2072, Class A, 6.50%, 07/15/2028	1,058,241	1,082,325
Ser. 2078, Class PE, 6.50%, 08/15/2028	540,386	553,404
Ser. 2173, Class Z, 6.50%, 07/15/2029	774,316	805,955
Ser. 2262, Class Z, 7.50%, 10/15/2030	238,710	248,082
Ser. 2326, Class ZP, 6.50%, 06/15/2031	23,147	23,526

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2461 Class PZ, 6.50%, 06/15/2032	$740,259	$746,219
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	695,309	31,887
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,437,279	2,472,390
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	115,002	26,127
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	572,627	599,699
Ser. 1999, Class LH, 6.50%, 11/25/2029	359,192	361,829
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	243,954	248,287
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	565,721	584,048
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,071,452	1,088,753
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,115,317	2,185,955
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,253,019	2,389,720
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	294,596	76,243
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,699,236	602,714
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	4,507,052	4,756,221
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	3,721,720

		23,784,412

FLOATING-RATE 22.2%
FHLMC:
Ser. 06, Class B, 3.91%, 03/25/2023	579,847	578,374
Ser. 1220, Class A, 4.98%, 02/15/2022	206,991	207,014
Ser. 1370, Class JA, 5.78%, 09/15/2022	210,032	212,185
Ser. 1498, Class I, 5.78%, 04/15/2023	142,042	143,786
Ser. 1533, Class FA, 5.73%, 06/15/2023	47,126	47,623
Ser. 1616, Class FB, 3.59%, 11/15/2008	11,791	11,770
Ser. 1671, Class TA, 5.125%, 02/15/2024	379,384	380,271
Ser. 1687, Class FA, 3.74%, 02/15/2009	252,253	251,618
Ser. 1939, Class FB, 5.625%, 04/15/2027	366,583	356,580
Ser. 2005-S001, Class 1A2, 3.41%, 09/25/2035	2,869,046	2,279,980
Ser. 2030, Class F, 5.09%, 02/15/2028	705,389	697,496
Ser. 2156, Class FQ, 4.94%, 05/15/2029	3,937,699	3,918,396
Ser. 2181, Class PF, 4.99%, 05/15/2029	339,595	330,838
Ser. 2315, Class FD, 5.09%, 04/15/2027	248,254	247,912
Ser. 2325, Class FP, 5.49%, 06/15/2031	10,124,035	10,283,080
Ser. 2339, Class F, 5.09%, 06/15/2029	3,118,779	3,082,008
Ser. 2380, Class FL, 5.19%, 11/15/2031	11,619,925	11,514,532
Ser. 2388, Class FG, 5.09%, 12/31/2031	2,372,069	2,379,527
Ser. 2395, Class FD, 5.19%, 05/15/2029	2,926,554	2,899,893
Ser. 2401, Class FA, 5.24%, 07/15/2029	1,026,965	1,030,842
Ser. 2422, Class FC, 5.09%, 02/15/2032	2,761,438	2,731,200
Ser. 2470, Class FB, 5.04%, 04/15/2027	2,136,172	2,105,582
Ser. 2504, Class FP, 5.09%, 03/15/2032	1,996,739	1,998,945

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2515, Class FP, 4.99%, 10/15/2032	$1,919,157	$1,886,120
Ser. 2691, Class FC, 5.29%, 10/15/2033	2,089,525	2,049,427
Ser. 3136, Class SA, IIFRN, 15.21%, 04/15/2036	1,923,392	3,628,916
Ser. 3425, Class JS, 6.68%, 10/15/2035	361,870	363,180
Ser. T-66, Class 2A1, 5.62%, 01/25/2036 ##	26,201,690	25,452,584
Ser. T-67, Class 1A1C, 5.72%, 03/25/2036 ##	27,067,537	26,420,082
Ser. T-67, Class 2A1C, 5.67%, 03/25/2036	8,312,395	8,088,126
Ser. T-75, Class A1, 3.30%, 11/25/2036	11,288,094	11,162,570
FNMA:
Ser. 1991, Class F, 4.10%, 05/25/2021	545,355	551,038
Ser. 1991-156, Class F, 4.55%, 11/25/2021	122,772	124,745
Ser. 1993-221, Class FH, 4.35%, 12/25/2008	54,328	54,372
Ser. 1994-84, Class F, 3.85%, 02/25/2024	461,640	453,079
Ser. 1997-34, Class F, 3.90%, 10/25/2023	2,446,047	2,452,994
Ser. 1997-49, Class F, 4.84%, 06/17/2027	326,439	325,834
Ser. 1999-49, Class F, 3.66%, 05/25/2018	693,707	694,296
Ser. 2000-32, Class FM, 4.73%, 10/18/2030	380,675	378,908
Ser. 2000-45, Class FA, 4.83%, 12/08/2030	2,577,610	2,551,009
Ser. 2001-32, Class FA, 3.81%, 07/25/2031	4,109,847	4,061,391
Ser. 2001-42, Class QF, 4.24%, 09/25/2031	11,694,247	11,885,561
Ser. 2001-53, Class CF, 3.66%, 10/25/2031	13,392	13,382
Ser. 2002-07, Class FB, 3.66%, 02/25/2028	233,264	228,843
Ser. 2002-13, Class FE, 4.16%, 02/27/2031	3,183,423	3,261,743
Ser. 2002-34, Class FA, 4.78%, 05/18/2032	2,251,079	2,221,387
Ser. 2002-41, Class F, 3.81%, 07/25/2032	2,774,871	2,746,234
Ser. 2002-60, Class FH, 4.26%, 08/25/2032	7,165,154	7,222,359
Ser. 2002-68, Class FN, 4.73%, 10/18/2032	3,557,304	3,540,615
Ser. 2002-77, Class FA, 5.28%, 10/18/2030	1	1
Ser. 2002-77, Class FG, 4.83%, 12/18/2032	1,228,203	1,213,747
Ser. 2002-W5, Class A27, 3.76%, 11/25/2030	1,549,031	1,549,756
Ser. 2003-011, Class DF, 3.71%, 02/25/2033	2,053,283	2,033,331
Ser. 2003-011, Class FE, 3.76%, 12/25/2033	516,416	482,178
Ser. 2003-024, Class FL, 3.71%, 04/25/2018	2,406,835	2,398,074
Ser. 2003-102, Class FT, 3.66%, 10/25/2033	2,116,308	2,089,861
Ser. 2003-116, Class FA, 3.66%, 11/25/2033	2,799,519	2,764,423
Ser. 2006-72, Class GS, IIFRN, 23.40%, 08/25/2036	915,999	1,037,013
Ser. G91, Class FA, 4.15%, 04/25/2021	19,386	19,401
Ser. G93, Class FH, 4.40%, 04/25/2023	120,226	121,664
GNMA:
Ser. 1999-40, Class FL, 4.96%, 02/17/2029	173,899	173,811
Ser. 2000-36, Class FG, 4.78%, 11/20/2030	311,325	305,414
Ser. 2002-15, Class F, 5.02%, 02/16/2032	568,085	567,689

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
GNMA:
Ser. 2002-26, Class C, 6.00%, 02/16/2024	$552,552	$559,456
Ser. 2006-47, Class SA, IO, 2.33%, 08/16/2036	1,304,824	120,543

		184,944,609

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $212,839,000)		208,729,021

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 52.9%
FIXED-RATE 42.0%
FHLMC:
6.00%, 10/01/2032	485,136	486,728
6.50%, 04/01/2018-07/01/2031	2,155,630	2,207,091
7.00%, 12/01/2023-05/01/2029	183,820	190,550
7.50%, 04/01/2023-08/01/2028	1,202,198	1,269,250
8.00%, 08/01/2023-11/01/2028	403,093	427,606
8.50%, 07/01/2022-08/01/2026	71,792	77,285
9.00%, 01/01/2017-10/01/2024	171,433	188,279
9.50%, 09/01/2016-05/01/2021	52,582	58,154
10.00%, 08/01/2017-08/01/2020	1,859	2,167
10.50%, 02/01/2019-05/01/2020	114,010	135,119
FHLMC 30 year:
5.50%, TBA #	111,000,000	108,277,059
6.00%, TBA #	103,640,000	103,461,843
6.50%, TBA #	29,800,000	30,205,101
FNMA:
4.98%, 01/01/2020	905,800	888,698
5.24%, 12/01/2012	661,885	670,291
5.39%, 01/01/2024	3,650,984	3,483,689
5.50%, 05/01/2037	19,281,591	18,715,194
5.55%, 09/01/2019	5,315,186	5,313,044
6.00%, 03/01/2024	533,174	538,244
6.50%, 06/01/2017-06/01/2047	9,745,771	9,892,937
7.00%, 11/01/2026-09/01/2047	5,398,840	5,625,272
7.50%, 12/01/2017-01/01/2033	1,896,582	2,000,572
8.00%, 08/01/2020-02/01/2030	1,947,661	2,062,511
8.50%, 08/01/2014-08/01/2029	368,428	396,623
9.00%, 06/01/2021-04/01/2025	243,239	270,875
9.50%, 10/01/2020-02/01/2023	29,342	32,356
11.00%, 01/01/2016	13,969	14,691
11.25%, 02/01/2016	81,563	93,608
FNMA 30 year:
5.00%, TBA #	6,530,000	6,186,156
6.00%, TBA #	41,100,000	41,080,724

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.00%, 02/15/2009-08/20/2034	$3,400,244	$3,401,780
6.50%, 12/15/2025-09/20/2033	523,243	531,101
7.00%, 12/15/2022-05/15/2032	427,833	439,909
7.34%, 10/20/2021-09/20/2022	504,093	529,739
7.50%, 02/15/2022-06/15/2032	698,383	748,925
8.00%, 04/15/2023-06/15/2025	73,807	79,083
8.50%, 07/15/2016	2,104	2,266
9.00%, 03/15/2009-04/15/2021	100,670	109,653
10.00%, 12/15/2018	61,057	70,366
14.00%, 02/15/2012-06/15/2012	183,411	215,514

		350,380,053

FLOATING-RATE 10.9%
FHLB, 4.29%, 07/01/2032	4,939,792	4,962,964
FHLMC, 5.88%, 02/01/2037	11,031,038	11,075,218
FNMA:
3.86%, 04/01/2029-10/01/2041	4,262,853	4,114,317
4.06%, 06/01/2040-01/01/2041	5,871,891	5,797,589
4.15%, 02/01/2035	8,676,634	8,395,721
4.34%, 01/01/2038	4,846,452	4,700,851
5.07%, 07/01/2038	2,446,737	2,511,891
5.14%, 04/01/2036	26,028,320	25,974,962
5.42%, 07/01/2025	273,286	270,733
5.51%, 11/01/2018	231,507	232,132
5.53%, 01/01/2011	6,930	6,925
6.44%, 05/01/2030	304,742	306,750
SBA:
2.33%, 08/25/2031	891,456	867,610
2.35%, 09/25/2030-11/25/2030	1,473,151	1,435,899
2.375%, 03/25/2027-03/25/2035	3,076,529	3,137,046
2.41%, 10/25/2029-11/25/2029	9,978,844	9,937,107
2.43%, 10/25/2031	6,683,733	6,777,706

		90,505,421

Total Agency Mortgage-Backed Pass Through Securities (cost $447,954,390)		440,885,474

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.7%
FIXED-RATE 1.3%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	975,515	1,030,085
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,353,665	1,413,005
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,491,513	3,840,559
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	332,535	357,991

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	$1,033,377	$1,116,904
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,718,644	1,742,774
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,555,505	1,664,452

		11,165,770

FLOATING-RATE 0.4%
FHLMC, Ser. 2406, Class FP, 5.57%, 01/15/2032	3,341,890	3,336,305

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $14,288,714)		14,502,075

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 3.74%, 05/25/2034 +	778,579	695,995
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 +	370,000	242,573
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 +	245,300	240,421
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 4.54%, 01/20/2035 +	317,847	304,400
Lehman XS Trust:
Ser. 2005-02, Class 2A1B, 5.18%, 08/25/2035 +	140,851	139,976
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035 +	156,300	155,320
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 +	329,638	266,457
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A + ☐ •	4,000,000	0
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036 +	380,000	362,194

Total Asset-Backed Securities (cost $6,724,668)		2,407,336

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
FIXED-RATE 0.3%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%, 10/10/2011	1,025,000	911,832
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	627,352
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	748,556

		2,287,740

FLOATING-RATE 0.5%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 5.26%, 11/15/2019 144A	1,900,000	1,874,397
Ser. 2004-TF2A, Class J, 5.51%, 11/15/2019 144A	1,828,000	1,803,368
Ser. 2005-TFLA, Class J, 5.51%, 02/15/2020 144A	961,000	951,871

		4,629,636

Total Commercial Mortgage-Backed Securities (cost $7,174,496)		6,917,376

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds:
5.50%, 08/15/2028	$6,500,000	$7,100,236
7.125%, 02/15/2023	20,000,000	24,626,580
U.S. Treasury Notes:
2.875%, 06/30/2010	28,000,000	28,649,712
4.25%, 11/15/2017	14,600,000	15,020,903
4.50%, 11/30/2011	8,270,000	8,933,544
4.75%, 08/15/2017	12,100,000	12,810,887

Total U.S. Treasury Obligations (cost $97,639,223)		97,141,862

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.3%
Citigroup Mtge. Loan Trust, Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036 +	54,263	53,615
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	1,092,731
Residential Accredit Loans, Inc., Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036 +	239,599	239,483
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 +	797,832	691,385

		2,077,214

FLOATING-RATE 0.0%
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036 +	215,711	215,842
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036 +	79,621	79,709

		295,551

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $5,415,025)		2,372,765

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.6%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034 + (cost $10,773,848)	10,805,928	5,218,723

YANKEE OBLIGATIONS – CORPORATE 0.4%
FINANCIALS 0.4%
Diversified Financial Services 0.4%
MMCAPS Funding XIX, Ltd., FRN, 5.57%, 01/12/2038 144A +	5,000,000	1,051,750
Preferred Term Securities XIV, Ltd., FRN, 4.39%, 06/24/2034 144A +	7,500,000	1,535,625
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.09%, 01/25/2035 144A	2,200,000	428,450

Total Yankee Obligations – Corporate (cost $14,245,739)		3,015,825

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 29.2%
MUTUAL FUND SHARES 29.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 1.58% q ø ## (cost $242,950,789)	242,950,789	$242,950,789

Total Investments (cost $1,147,440,560) 133.1%		1,109,008,724
Other Assets and Liabilities (33.1%)		(275,529,487)

Net Assets 100.0%		$833,479,237

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total investments based on effective maturity as of October 31, 2008*:

Less than 1 year	0.1%
1 to 3 year(s)	5.2%
3 to 5 years	48.7%
5 to 10 years	44.4%
10 to 20 years	0.4%
20 to 30 years	1.1%
Greater than 30 years	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2008*:

AAA	84.6%
AA	0.5%
A	14.8%
B	0.1%

100.0%

*	Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $904,489,771)	$866,057,935
Investments in affiliated money market fund, at value (cost $242,950,789)	242,950,789

Total investments	1,109,008,724
Receivable for securities sold	13,423,948
Principal paydown receivable	88,291
Receivable for Fund shares sold	5,722,955
Interest receivable	4,183,205
Prepaid expenses and other assets	15,340

Total assets	1,132,442,463

Liabilities
Dividends payable	1,110,292
Payable for securities purchased	295,354,381
Payable for Fund shares redeemed	2,347,138
Advisory fee payable	26,905
Distribution Plan expenses payable	6,517
Due to other related parties	8,858
Accrued expenses and other liabilities	109,135

Total liabilities	298,963,226

Net assets	$833,479,237

Net assets represented by
Paid-in capital	$915,537,051
Undistributed net investment income	1,040,143
Accumulated net realized losses on investments	(44,666,121)
Net unrealized losses on investments	(38,431,836)

Total net assets	$833,479,237

Net assets consists of
Class A	$177,275,469
Class B	12,989,411
Class C	21,507,990
Class I	621,706,367

Total net assets	$833,479,237

Shares outstanding (unlimited number of shares authorized)
Class A	19,182,395
Class B	1,405,564
Class C	2,327,230
Class I	67,274,801

Net asset value per share
Class A	$9.24
Class A — Offering price (based on sales charge of 4.75%)	$9.70
Class B	$9.24
Class C	$9.24
Class I	$9.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2008 (unaudited)

Investment income
Interest	$21,473,059
Income from affiliate	955,560
Securities lending	81,214
Dividends	41,875

Total investment income	22,551,708

Expenses
Advisory fee	1,850,842
Distribution Plan expenses
Class A	246,803
Class B	59,549
Class C	68,372
Administrative services fee	472,682
Transfer agent fees	300,216
Trustees’ fees and expenses	17,027
Printing and postage expenses	25,683
Custodian and accounting fees	169,539
Registration and filing fees	33,491
Professional fees	53,581
Other	6,915

Total expenses	3,304,700
Less: Expense reductions	(2,175)
Fee waivers	(310)

Net expenses	3,302,215

Net investment income	19,249,493

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(33,319,567)
Credit default swap transactions	(2,772,683)

Net realized losses on investments	(36,092,250)
Net change in unrealized gains or losses on investments	(38,991,176)

Net realized and unrealized gains or losses on investments	(75,083,426)

Net decrease in net assets resulting from operations	$(55,833,933)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008		Year Ended
	(unaudited)		April 30, 2008

Operations
Net investment income		$19,249,493		$39,849,593
Net realized gains or losses on investments		(36,092,250)		7,046,299
Net change in unrealized gains or losses on investments		(38,991,176)		472,997

Net increase (decrease) in net assets resulting from operations		(55,833,933)		47,368,889

Distributions to shareholders from
Net investment income
Class A		(3,831,519)		(10,087,979)
Class B		(186,955)		(468,754)
Class C		(214,239)		(374,996)
Class I		(14,920,787)		(30,246,347)

Total distributions to shareholders		(19,153,500)		(41,178,076)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,499,512	14,420,703	1,615,301	16,164,426
Class B	621,283	5,929,391	458,141	4,614,620
Class C	1,643,856	15,676,951	692,521	6,954,001
Class I	13,677,779	131,977,672	38,278,593	382,122,548

		168,004,717		409,855,595

Net asset value of shares issued in reinvestment of distributions
Class A	304,503	2,940,263	767,662	7,668,531
Class B	12,285	118,410	30,791	307,403
Class C	13,342	128,264	24,717	247,292
Class I	981,975	9,485,457	2,067,300	20,671,365

		12,672,394		28,894,591

Automatic conversion of Class B shares to Class A shares
Class A	88,063	857,732	138,726	1,389,206
Class B	(88,063)	(857,732)	(138,726)	(1,389,206)

		0		0

Payment for shares redeemed
Class A	(3,364,475)	(32,486,156)	(9,513,821)	(94,322,134)
Class B	(356,981)	(3,426,715)	(402,896)	(4,016,244)
Class C	(501,647)	(4,806,174)	(315,032)	(3,142,442)
Class I	(20,542,701)	(195,885,445)	(15,253,417)	(152,479,467)

		(236,604,490)		(253,960,287)

Net asset value of shares issued in acquisition
Class A	0	0	20,234,248	200,202,084

Net increase (decrease) in net assets resulting from capital share transactions		(55,927,379)		384,991,983

Total increase (decrease) in net assets		(130,914,812)		391,182,796

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2008	Year Ended
	(unaudited)	April 30, 2008

Net assets
Beginning of period	$964,394,049	$573,211,253

End of period	$833,479,237	$964,394,049

Undistributed net investment income	$1,040,143	$944,150

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

October 31, 2008 (unaudited)

Increase in cash:
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(55,833,933)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(1,838,349,758)
Proceeds from disposition of investment securities	2,113,656,652
Paydowns	58,076,103
Amortization	(221,004)
Swap payments made	(2,772,683)
Purchase of short-term investment securities, net	(139,152,731)
Decrease in interest receivable	865,764
Decrease in receivable for securities sold	384,347,127
Decrease in securities lending income	12,406
Increase in receivable for Fund shares sold	(4,247,019)
Decrease in other assets	36,791
Decrease in payable for securities purchased	(498,727,637)
Decrease in payable for Fund shares redeemed	(1,134,527)
Decrease in payable for securities on loan	(15,578,053)
Decrease in premiums received on swaps	(581,694)
Increase in advisory fees payable	16,648
Increase in due to other related parties payable	5,666
Increase in accrued expenses and other liabilities	16,646
Unrealized depreciation on investments	38,991,176
Net realized loss on swaps	2,772,683
Net realized loss on investments	33,319,567

Net cash provided by operating activities	75,518,190

Cash flows from financing activities:
Decrease in additional paid-in capital	(68,599,773)
Cash distributions paid	(6,482,266)

Net cash used in financing activities	(75,082,039)

Net increase in cash	436,151

Cash:
Beginning of period	$(436,151)

Ending of period	$0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. As guarantor, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As counterparty, the Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

j. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended October 31, 2008, the advisory fee was equivalent to 0.39% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 3, 2008, Wells Fargo & Company (“Wells Fargo”) and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $310.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2008, the administrative services fee was equivalent to 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas U.S Government and Mortgage Securities Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas U.S. Government and Mortgage Securities Fund at an exchange ratio of 1.00 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $2,360,830. The aggregate net assets of the Fund and Atlas U.S. Government and Mortgage Securities Fund immediately prior to the acquisition were $570,150,705 and $200,202,084, respectively. The aggregate net assets of the Fund immediately after the acquisition were $770,352,789.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$269,596,315	$10,000,000	$494,797,364	$58,638,500

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$340,092,651
Level 2 – Other Significant Observable Inputs	768,916,073
Level 3 – Significant Unobservable Inputs	0

Total	$1,109,008,724

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,148,497,120. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,405,097 and $42,893,493, respectively, with a net unrealized depreciation of $39,488,396.

As of April 30, 2008, the Fund had $8,567,743 in capital loss carryovers for federal income tax purposes with $1,572,729 expiring in 2014 and $6,995,014 expiring in 2015.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended October 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

The Fund participated in transactions with other clients of EIMC that were effected through intermediaries rather than in accordance with the Fund’s procedures under Rule 17a-7 under the Investment Company Act of 1940, as amended. A review of these transactions is ongoing. EIMC has agreed to reimburse the Fund the amount of any commissions or mark-ups paid by the Fund in connection with those transactions that are determined to have been effected in violation of applicable law. The Fund continues to review these transactions and to consider whether other amounts may be payable to the Fund in respect of the transactions.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. Management of the Fund does not believe the adoption of this FASB Staff Position will materially impact the financial statement amounts, but will require additional disclosures. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen U.S. Government Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund’s investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

In spring 2008, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC, the Sub-Advisor, and Keil provided. The Trustees formed small groups to review individual funds in greater detail.

ADDITIONAL INFORMATION (unaudited) continued

In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and

ADDITIONAL INFORMATION (unaudited) continued

quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions that hold fund

ADDITIONAL INFORMATION (unaudited) continued

shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

In the period leading up to the Trustees’ approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation (“Wachovia”), EIMC’s parent company. They considered the possibility that a significant adverse change in Wachovia’s financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia’s financial condition had not to date had any such effect, but determined to monitor EIMC’s and its affiliates’ performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing

ADDITIONAL INFORMATION (unaudited) continued

functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2007, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Intermediate Government Index. The Trustees also noted that the Fund’s Class A shares performed in the third quintile for the one- and ten-year periods ended December 31, 2007, and in the second quintile for the three- and five-year periods ended December 31, 2007, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the

ADDITIONAL INFORMATION (unaudited) continued

mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim Investment Advisory and Sub-Advisory Agreements. Following the Trustees’ approval of the continuation of the funds’ investment advisory agreements, Wells Fargo & Company (“Wells Fargo”) announced that it had agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses, including EIMC. As a result of this transaction, the funds’ investment advisory and sub-advisory agreements were expected to terminate. Accordingly, on October 20, 2008 the Board of Trustees approved interim investment advisory and sub-advisory agreements for the funds. In approving these interim advisory arrangements, the Trustees noted EIMC’s representation that the scope and quality of the services provided to the funds during the term of the interim contracts would be at least equivalent to the scope and quality of the services provided under the previous advisory agreements and that the terms of the interim agreements are substantially similar to the funds’ previous advisory agreements except that the interim agreements will be in effect for a period of no more than 150 days and certain advisory fees will be placed in escrow until new advisory agreements are approved.

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TRUSTEES AND OFFICERS
TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued
Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[4] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[5] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[5] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[5] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Fund, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company (“Wells Fargo”). Wells Fargo and Wachovia Corporation announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia Corporation in a whole company transaction that will include the Fund’s investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564359 rv6 12/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The following are changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

The Chief Investment Officer of the Registrant's investment adviser now generally attends meetings of the adviser's valuation committee. The valuation committee receives regular reports of cases where the pricing vendor used in connection with the fair valuation of an investment is changed at the initiative of the portfolio management team responsible for management of the Registrant's investment program. Representatives of the adviser periodically compare fair valuations used by the Registrant determined by reference to or based on input from a particular vendor or vendors against input provided by other vendors, where available. In any case where a security is valued using models developed or applied internally by the portfolio management team, the adviser's risk management team selects, on a periodic basis, a sample of model prices for testing and provides the results of this testing to the adviser's senior management. In connection with its testing, the adviser’s risk management team may consult with experts regarding the model or inputs.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: ________________________
W. Douglas Munn
Principal Executive Officer

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: ________________________
W. Douglas Munn
Principal Executive Officer

Date: February 19, 2009

By: ________________________
Kasey Phillips

Principal Financial Officer

Date: February 19, 2009